                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- MARCH 25,
                                      2009

Fund                                              Prospectus date / Form #              SAI date / Form #
RiverSource Variable Portfolio -- Balanced Fund    05/01/08 / S-6466-99 AC        05/01/08 / S-6466-20 AF (5/08)
RiverSource Variable Portfolio -- Diversified
Bond Fund                                          05/01/08 / S-6466-99 AC        05/01/08 / S-6466-20 AF (5/08)
RiverSource Variable Portfolio -- Global
Inflation Protected Securities Fund                05/01/08 / S-6466-99 AC        05/01/08 / S-6466-20 AF (5/08)
RiverSource Variable Portfolio -- Short
Duration U.S. Government Fund                      05/01/08 / S-6466-99 AC        05/01/08 / S-6466-20 AF (5/08)


FOR THE PROSPECTUS
For RiverSource Variable Portfolio -- Balanced Fund

The portion of the Management section related to the management of the fixed income portion of the Fund has been revised as follows:

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Tom Murphy, CFA, Portfolio Manager

-   Managed the Fund since 2003.

-   Leader of the investment grade corporate bond sector team.

-   Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-   Began investment career in 1986.

-   MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-   Managed the Fund since 2008.

-   Member of the high yield corporate sector team.

-   Joined RiverSource Investments in 1990.

-   Began investment career in 1986.

-   MBA, University of Minnesota.

Todd White, Portfolio Manager

-   Managed the Fund since 2008.

-   Leader of the liquid assets sector team.

-   Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-   Began investment career in 1986.

-   BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

The rest of this section remains the same.

For RiverSource Variable Portfolio -- Diversified Bond Fund

The Management section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

-   Co-managed the Fund since 2002.

-   Leader of the investment grade corporate bond sector team.

-   Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-   Began investment career in 1986.

-   MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-   Managed the Fund since 2008.

-   Member of the high yield corporate sector team.

-   Joined RiverSource Investments in 1990.

-   Began investment career in 1986.

-   MBA, University of Minnesota.

Todd White, Portfolio Manager

-   Managed the Fund since 2008.

-   Leader of the liquid assets sector team.

-   Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-   Began investment career in 1986.

-   BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

Information prior to Feb. 1, 2008, presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio -- Diversified Bond Fund, a series of RiverSource Variable Portfolio -- Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

The rest of this section remains the same.

For RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund

The Management section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Margaret Brandt, Portfolio Manager

-   Managed the Fund since 2009.

-   Sector Manager, liquid assets sector team.

-   Joined RiverSource Investments and began investment career in 1994.

-   MBA, University of St. Thomas.

Nicholas Pifer, CFA, Portfolio Manager

-   Co-managed the Fund since 2005.

-   Leader of the global sector team.

-   Joined RiverSource Investments in 2000.

-   Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-   Began investment career in 1990.

-   MA, Johns Hopkins University School of Advanced International Studies.

Todd White, Portfolio Manager

-   Managed the Fund since 2009.

-   Leader of the liquid assets sector team.

-   Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-   Began investment career in 1986.

-   BS, Indiana University.

The rest of this section remains the same.

For RiverSource Variable Portfolio -- Short Duration U.S. Government Fund

The Management section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

John G. McColley, Portfolio Manager

-   Managed the Fund since 2009.

-   Sector Manager, liquid assets sector team.

-   Joined RiverSource Investments in 1985.

-   Began investment career in 1984.

-   BS, Carlson School of Management, University of Minnesota.

Todd White, Portfolio Manager

-   Managed the Fund since 2008.

-   Leader of the liquid assets sector team.

-   Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-   Began investment career in 1986.

-   BS, Indiana University.

The rest of this section remains the same.

FOR THE STATEMENT OF ADDITIONAL INFORMATION

Table 16. Portfolio Managers, has been revised as follows:

PORTFOLIO MANAGERS. For all funds other than money market funds, the following table provides information about the funds' portfolio managers as of Dec. 31, 2007.


                                                 OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          ---------------------------------------------------------           POTENTIAL STRUCTURE
                                                               APPROXIMATE                          OWNERSHIP CONFLICTS     OF
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED     OF FUND      OF    COMPENSA-
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES(B)  INTEREST    TION
---------------------------------------------------------------------------------------------------------------------------------
Balanced             Tom Murphy           7 RICs               $11.16 billion  2 RICs ($2.92 B)     None         (1)       (12)
                                          3 PIVs               $985.92 million
                                          14 other accounts    $12.37 billion
                     ----------------------------------------------------------------------------------------
                     Scott Schroepfer(c)  2 RICs               $953.09 million None                 None
                     ----------------------------------------------------------------------------------------
                     Todd White(d)        12 RICs              $10.29 billion  2 RICs ($670.41 M);  None
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(e) $16.02 million  ($113.3 M)
---------------------------------------------------------------------------------------------------------------------------------

Diversified Bond     Tom Murphy           7 RICs               $8.27 billion   3 RICs ($4.48 B)     None         (1)       (12)
                                          3 PIVs               $985.92 million
                                          14 other accounts    $12.37 billion
                     ----------------------------------------------------------------------------------------
                     Scott Schroepfer(c)  2 RICs               $953.09 million None                 None
                     ----------------------------------------------------------------------------------------
                     Todd White(d)        12 RICs              $6.09 billion   3 RICs ($1.01 B);    None
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(e) $16.02 million  ($113.3 M)
---------------------------------------------------------------------------------------------------------------------------------

Global Inflation     Todd White           13 RICs              $10.63 billion  3 RICs ($1.01 B);    None         (1)       (12)
Protected Securities                      5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(e) $16.02 million  ($113.3 M)
                     ----------------------------------------------------------------------------------------
                     Margaret Brandt      None                 N/A             N/A                  None
---------------------------------------------------------------------------------------------------------------------------------

Short Duration       Todd White(d)        12 RICs              $10.14 billion  3 RICs ($1.01 B);    None         (1)       (12)
U.S. Government                           5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(e) $16.02 million  ($113.3 M)
                     ----------------------------------------------------------------------------------------
                     John McColley        None                 N/A             N/A                  None
---------------------------------------------------------------------------------------------------------------------------------




  * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(c) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of Oct. 31, 2008.

(d) Mr. White began managing the fund after its fiscal year end; therefore reporting information is as of Jan. 31, 2009.

(e) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

The rest of this section remains the same.